Trade accounts payable	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade accounts payable
15.	Trade accounts payable

Accounting policy

Trade accounts payable are obligations to pay for goods or services that have been acquired in the ordinary course of business. Trade accounts payable are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Trade accounts payable are initially discounted to the present value of consideration due if payment is deferred and subsequently measured at amortized cost using the effective interest method.

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Trade accounts payable - domestic	R$	339,634	R$	331,656	US$	85,593
Trade accounts payable - foreign		26,201		5,464		1,410

Total trade accounts payable	R$	365,835	R$	337,120	US$	87,003

Information about the Company’s exposure to currency and liquidity risks is included in note 19.